EQUITY AND EARNINGS PER SHARE - Outstanding Options Summary (Details 1)	Dec. 31, 2013	Dec. 31, 2012
Issued Prior to 2011	2,034,125	2,463,109
Issued in 2011 and Thereafter	28,508,428	10,946,166
Stock Options outstanding	30,542,553	13,409,275
Manager
Issued Prior to 2011	1,496,555	1,751,172
Issued in 2011 and Thereafter	25,996,428	7,934,166
Stock Options outstanding	27,492,983	9,685,338
Manager's Employees
Issued Prior to 2011	535,570	701,937
Issued in 2011 and Thereafter	2,510,000	3,010,000
Stock Options outstanding	3,045,570	3,711,937
Directors
Issued Prior to 2011	2,000	10,000
Issued in 2011 and Thereafter	2,000	2,000
Stock Options outstanding	4,000	12,000